Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2019
Accounts Payables [Abstract]
Schedule of composition of other accounts payable

	December 31,
	2019	2018
	U.S. dollars in thousands

Trade payables	1	8
Employees, consultants and payroll accruals	26	20
Accrued expenses	205	225

	232	253

	December 31,
	2019	2018
	U.S. dollars in thousands

U.S. dollars	174	189
NIS (not linked to the Israeli CPI)	58	64

	232	253